UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2014
Date of reporting period: June 30, 2014

____________________

ITEM 1. REPORT TO STOCKHOLDERS

SELECTED FUNDS	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Fund prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds' website at www.selectedfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds' website at www.selectedfunds.com, and (iii) on the SEC's website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling 1-800-243-1575, on the Funds' website at www.selectedfunds.com, and on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary for each Fund, which is published semi-annually. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Funds' website at www.selectedfunds.com, or by calling 1-800-243-1575.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle	Christopher C. Davis	Danton G. Goei
Chairman	President & Portfolio Manager	Portfolio Manager

August 4, 2014

SELECTED FUNDS	Management's Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC.

Performance Overview

Selected American Shares' Class S shares delivered a total return on net asset value of 5.17% (Class D shares returned 5.33%) for the six-month period ended June 30, 2014 ("Period"). Over the Period, the Standard & Poor's 500® Index ("Index") returned 7.14%. All sectors1 within the Index had positive returns during the Period. The sectors within the Index that turned in the strongest performance over the Period were Utilities, Energy, and Health Care. The sectors within the Index that turned in the weakest (but still positive) performance over the Period were Consumer Discretionary, Industrials, and Telecommunication Services.

The Fund's Absolute Performance

Energy companies were the most important contributor2 to the Fund's absolute performance over the Period. EOG Resources3 and Canadian Natural Resources were among the most important contributors to performance.

Financial companies were the second most important contributor to the Fund's absolute performance. Wells Fargo, Bank of New York Mellon, American Express, and Berkshire Hathaway were among the most important contributors to performance. Julius Baer, Loews, and Progressive were among the most important detractors from performance. The Fund no longer owns Progressive.

Consumer Discretionary companies were the most important detractor from the Fund's absolute performance. Bed Bath & Beyond was the most important detractor from performance during the Period.  The Fund no longer owns Bed Bath & Beyond.

Industrial companies were the second most important detractor from the Fund's absolute performance. OCI, China Merchants Holdings, and Iron Mountain were among the most important detractors from performance.  The Fund no longer owns Iron Mountain.

Other important contributors to the Fund's absolute performance included ASAC (a limited partnership which holds shares of Activision), Air Products and Chemicals, Laboratory Corp. of America Holdings, and UnitedHealth Group. Other important detractors from the Fund's absolute performance included SouFun Holdings, Costco Wholesale, and Coca-Cola. The Fund no longer owns Coca-Cola.

The Fund had approximately 17% of its net assets invested in foreign companies at June 30, 2014. As a whole, those companies under-performed the domestic companies held by the Fund.

The Fund's Relative Performance

Consumer Staple companies were the most important detractor from the Fund's performance relative to the Index over the Period. The Fund had a slightly larger average weighting in this sector as compared to the Index and the Fund's Consumer Staple companies significantly under-performed those of the Index.

Health Care companies were the second most important detractor from the Fund's relative performance. The Fund's Health Care companies under-performed those of the Index and had a lower average weighting.

Energy companies were the most important contributor to the Fund's relative performance. The Fund's Energy companies out-performed the corresponding sector within the Index. However, the Fund suffered somewhat from having a lower average weighting than the Index.

Material companies were the second most important contributor to the Fund's relative performance. The Fund's Materials companies out-performed the corresponding sector within the Index and the Fund benefited from a higher average weighting in this sector.

Selected American Shares' investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. Selected American Shares' principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1    The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

SELECTED FUNDS	Management's Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected American Shares Class S versus the Standard & Poor's
500® Index over 10 years for an investment made on June 30, 2004

Average Annual Total Return for periods ended June 30, 2014

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D's Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	22.66%	16.21%	6.80%	N/A	0.94%	0.94%
Class D	23.06%	16.60%	7.15%	7.18%	0.60%	0.60%
Standard & Poor's 500® Index	24.61%	18.83%	7.78%	7.91%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Selected American Shares contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS	Management's Discussion of Fund Performance
SELECTED INTERNATIONAL FUND, INC.

Performance Overview

Selected International Fund's Class S shares delivered a total return on net asset value of 7.76% (Class D shares returned 7.99%) for the six-month period ended June 30, 2014 ("Period"). Over the Period, the Morgan Stanley Capital International All Country World Index ex USA ("Index") returned 5.56%. All sectors1 within the Index had positive returns during the Period. The sectors within the Index that turned in the strongest performance over the Period were Utilities, Energy, and Health Care. The sectors within the Index that turned in the weakest (but still positive) performance over the Period were Telecommunication Services, Consumer Discretionary, and Financials.

The Fund's Absolute Performance

Consumer Discretionary companies were the most important contributor2 to the Fund's absolute performance over the Period. Vipshop Holdings3, Ctrip.com, Grupo Televisa, and Compagnie Financiere Richemont were among the most important contributors to performance.

Energy companies were the second most important contributor to the Fund's absolute performance. Canadian Natural Resources was among the most important contributors to performance.

Information Technology companies were the most important detractor from the Fund's absolute performance. SouFun Holdings, SINA, and Youku Tudou were among the most important detractors from performance.  The Fund no longer owns SINA.

Health Care companies were the second most important detractor from the Fund's absolute performance. Shandong Weigao Group and Sinovac Biotech were among the most important detractors from performance. Roche Holding was among the most important contributors to performance.

Other important contributors to the Fund's absolute performance included Lindt & Spruengli, Lafarge, Schneider Electric, and CETIP. Other important detractors from the Fund's absolute performance included Brasil Pharma, China Merchants Bank, and Greatview Aseptic Packaging. The Fund no longer owns China Merchants Bank or Greatview Aseptic Packaging.

At the country level, the Fund's Chinese holdings made the largest contributions to the Fund's absolute performance followed by the Fund's Swiss holdings. As of June 30, 2014 the Fund had approximately 26% of its net assets invested in each, Chinese companies and  Swiss companies.

The Fund's Relative Performance

Consumer Discretionary companies were the most important contributor to the Fund's performance relative to the Index over the Period. The Fund's Consumer Discretionary companies significantly out-performed the corresponding sector within the Index and had a higher average weighting.

Financial companies were the second most important contributor to the Fund's relative performance. The Fund's financial companies out-performed the corresponding sector within the Index and had a lower average weighting.

Information Technology companies were the most important detractor from the Fund's relative performance. The Fund's Information Technology companies significantly under-performed the corresponding sector within the Index and had a higher average weighting.

Health Care companies were the second most important detractor from the Fund's relative performance. The Fund's Health Care companies under-performed the corresponding sector within the Index. However, the Fund benefited somewhat from having a higher average weighting than the Index.

Selected International Fund's investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. Selected International Fund's principal risks are: stock market risk, manager risk, common stock risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1    The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into ten sectors. One or more industry groups make up a sector.

2    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

SELECTED FUNDS	Management's Discussion of Fund Performance
SELECTED INTERNATIONAL FUND, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected International Fund Class S versus the Morgan Stanley
Capital International All Country World Index ex USA (MSCI ACWI® ex USA) Index over 10 years for an investment made on June 30, 2004

Average Annual Total Return for periods ended June 30, 2014

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D's Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	30.10%	11.01%	4.04%	N/A	1.40%	1.30%
Class D	30.65%	11.61%	4.52%	4.52%	0.83%	0.83%
MSCI ACWI® ex USA	21.75%	11.11%	7.75%	7.85%

On May 1, 2011, the Fund changed its name from Selected Special Shares to Selected International Fund and changed its investment strategy from investing primarily in domestic equity securities to investing primarily in foreign equity securities.  Performance prior to that date is unlikely to be relevant to future performance.

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The performance data for Selected International Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS	Fund Overview
SELECTED AMERICAN SHARES, INC.	June 30, 2014 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/14 Net Assets)		(% of 06/30/14 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	82.11%	Diversified Financials	21.20%	5.02%
Common Stock (Foreign)	17.02%	Information Technology	14.42%	18.82%
Corporate Bonds (Foreign)	0.03%	Health Care	8.81%	13.30%
Short-Term Investments	2.31%	Banks	8.48%	6.00%
Investment of Cash Collateral		Energy	7.32%	10.85%
for Securities Loaned	0.77%	Materials	6.88%	3.50%
Other Assets & Liabilities	(2.24%)	Food & Staples Retailing	6.62%	2.26%
	100.00%	Retailing	6.30%	4.03%
		Insurance	3.84%	2.86%
		Food, Beverage & Tobacco	3.65%	5.23%
		Capital Goods	3.53%	7.79%
		Media	3.27%	3.60%
		Consumer Services	1.95%	1.74%
		Transportation	1.39%	2.03%
		Real Estate	0.85%	2.24%
		Automobiles & Components	0.79%	1.18%
		Other	0.70%	9.55%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/14 Net Assets)

American Express Co.	Consumer Finance	6.97%
Wells Fargo & Co.	Banks	6.71%
Google Inc.*	Software & Services	6.18%
Bank of New York Mellon Corp.	Capital Markets	5.34%
EOG Resources, Inc.	Energy	4.04%
Costco Wholesale Corp.	Food & Staples Retailing	3.73%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	3.48%
UnitedHealth Group Inc.	Health Care Equipment & Services	2.70%
Canadian Natural Resources Ltd.	Energy	2.21%
Liberty Global PLC, Series C	Media	2.20%

*Google Inc. holding includes Class A and Class C.

SELECTED FUNDS	Fund Overview
SELECTED INTERNATIONAL FUND, INC.	June 30, 2014 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/14 Net Assets)		(% of 06/30/14 Stock Holdings)

				MSCI ACWI®
			Fund	EX USA
Common Stock (Foreign)	97.79%	Food, Beverage & Tobacco	16.79%	6.65%
Short-Term Investments	1.86%	Health Care	14.24%	8.15%
Other Assets & Liabilities	0.35%	Information Technology	12.70%	6.93%
	100.00%	Capital Goods	11.43%	7.63%
		Retailing	9.83%	1.40%
		Consumer Durables & Apparel	7.74%	2.06%
		Diversified Financials	5.94%	3.09%
		Transportation	4.79%	2.48%
		Materials	4.56%	8.45%
		Commercial & Professional Services	3.86%	0.86%
		Energy	3.66%	9.57%
		Media	3.65%	1.59%
		Food & Staples Retailing	0.81%	2.01%
		Banks	–	15.43%
		Telecommunication Services	–	5.16%
		Insurance	–	4.92%
		Other	–	13.62%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 06/30/14 Stock Holdings)		(% of Fund's 06/30/14 Net Assets)

China	26.63%	Schneider Electric SE	6.02%
Switzerland	26.33%	Compagnie Financiere Richemont S.A., Unit A	5.87%
France	13.84%	Lindt & Spruengli AG - Participation Certificate	5.20%
United Kingdom	7.88%	Heineken Holding N.V.	5.08%
Netherlands	6.93%	Kuehne & Nagel International AG	4.68%
Brazil	5.64%	Lafarge S.A.	4.43%
Canada	5.15%	Vipshop Holdings Ltd., ADS	4.41%
Mexico	3.64%	Ctrip.com International, Ltd., ADR	3.94%
Belgium	1.94%	Diageo PLC	3.93%
Germany	1.09%	Experian PLC	3.78%
Sweden	0.93%
	100.00%

SELECTED FUNDS	Expense Example (Unaudited)

As a shareholder of each Fund, you incur ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. As a shareholder of Selected International Fund, you may also incur transaction costs, which consist of redemption fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended June 30, 2014.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/14)	(06/30/14)	(01/01/14-06/30/14)

Selected American Shares
Class S (annualized expense ratio 0.94%**)
Actual	$1,000.00	$1,051.70	$4.78
Hypothetical	$1,000.00	$1,020.13	$4.71
Class D (annualized expense ratio 0.60%**)
Actual	$1,000.00	$1,053.32	$3.05
Hypothetical	$1,000.00	$1,021.82	$3.01

Selected International Fund
Class S (annualized expense ratio 1.30%**)
Actual	$1,000.00	$1,077.61	$6.70
Hypothetical	$1,000.00	$1,018.35	$6.51
Class D (annualized expense ratio 0.83%**)
Actual	$1,000.00	$1,079.86	$4.28
Hypothetical	$1,000.00	$1,020.68	$4.16

Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**The expense ratios reflect the impact, if any, of certain reimbursements from the Adviser.

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	June 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.13%)
CONSUMER DISCRETIONARY – (12.69%)
Automobiles & Components – (0.78%)
Harley-Davidson, Inc.	661,100	$46,177,835
Consumer Durables & Apparel – (0.50%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	142,900	14,994,187
Hunter Douglas N.V. (Netherlands)	295,596	14,166,589
		29,160,776
Consumer Services – (1.93%)
Las Vegas Sands Corp.	1,490,500	113,605,910
Media – (3.24%)
Liberty Global PLC, Series C *	3,056,600	129,355,312
Walt Disney Co.	713,210	61,150,625
		190,505,937
Retailing – (6.24%)
Amazon.com, Inc. *	353,200	114,712,296
CarMax, Inc. *	1,585,560	82,464,976
Liberty Interactive Corp., Series A *	1,732,250	50,858,860
Liberty Ventures, Series A *	233,000	17,183,750
Netflix Inc. *	77,000	33,926,200
Priceline Group Inc. *	56,665	68,167,995
		367,314,077
	TOTAL CONSUMER DISCRETIONARY	746,764,535
CONSUMER STAPLES – (10.18%)
Food & Staples Retailing – (6.56%)
Costco Wholesale Corp.	1,904,364	219,306,558
CVS Caremark Corp.	1,400,645	105,566,614
Sysco Corp.	1,633,500	61,174,575
		386,047,747
Food, Beverage & Tobacco – (3.62%)
Diageo PLC (United Kingdom)	3,290,416	105,078,515
Heineken Holding N.V. (Netherlands)	966,404	63,538,118
Nestle S.A. (Switzerland)	68,600	5,314,411
Philip Morris International Inc.	461,467	38,906,283
		212,837,327
	TOTAL CONSUMER STAPLES	598,885,074
ENERGY – (7.26%)
Canadian Natural Resources Ltd. (Canada)	2,832,840	130,055,685
EOG Resources, Inc.	2,035,260	237,840,484
Occidental Petroleum Corp.	99,940	10,256,842
Schlumberger Ltd.	190,580	22,478,911
Ultra Petroleum Corp. *	888,260	26,372,439
	TOTAL ENERGY	427,004,361
FINANCIALS – (34.09%)
Banks – (8.41%)
JPMorgan Chase & Co.	1,741,770	100,360,788
Wells Fargo & Co.	7,509,079	394,677,192
		495,037,980

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (21.02%)
Capital Markets – (8.97%)
Bank of New York Mellon Corp.	8,385,800	$314,299,784
Brookfield Asset Management Inc., Class A (Canada)	1,327,150	58,421,143
Charles Schwab Corp.	2,404,000	64,739,720
Julius Baer Group Ltd. (Switzerland)	2,184,578	90,063,342
		527,523,989
Consumer Finance – (6.97%)
American Express Co.	4,323,470	410,167,599
Diversified Financial Services – (5.08%)
Berkshire Hathaway Inc., Class A *	1,079	204,902,639
Moody's Corp.	380,000	33,310,800
Visa Inc., Class A	289,500	61,000,545
		299,213,984
		1,236,905,572
Insurance – (3.81%)
Multi-line Insurance – (2.34%)
Fairfax Financial Holdings Ltd. (Canada)	66,650	31,575,437
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	31,520	14,953,427
Loews Corp.	2,069,690	91,087,057
		137,615,921
Property & Casualty Insurance – (1.11%)
ACE Ltd.	494,400	51,269,280
Markel Corp. *	21,700	14,227,388
		65,496,668
Reinsurance – (0.36%)
Alleghany Corp. *	47,550	20,832,606
		223,945,195
Real Estate – (0.85%)
Hang Lung Group Ltd. (Hong Kong)	9,191,860	49,752,081
	TOTAL FINANCIALS	2,005,640,828
HEALTH CARE – (8.73%)
Health Care Equipment & Services – (7.12%)
Express Scripts Holding Co. *	1,538,000	106,614,160
Laboratory Corp. of America Holdings *	976,900	100,034,560
Quest Diagnostics Inc.	912,300	53,542,887
UnitedHealth Group Inc.	1,944,510	158,963,692
		419,155,299
Pharmaceuticals, Biotechnology & Life Sciences – (1.61%)
Agilent Technologies, Inc.	529,540	30,416,778
Valeant Pharmaceuticals International, Inc. (Canada)*	509,300	64,232,916
		94,649,694
	TOTAL HEALTH CARE	513,804,993
INDUSTRIALS – (5.09%)
Capital Goods – (3.50%)
OCI N.V. (Netherlands)*	1,926,430	75,179,043
PACCAR Inc.	1,074,500	67,500,090
Schneider Electric SE (France)	334,000	31,442,558

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2014 (Unaudited)

	Shares/Units/ Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Textron Inc.	832,810	$31,888,295
		206,009,986
Commercial & Professional Services – (0.21%)
Experian PLC (United Kingdom)	722,728	12,220,340
Transportation – (1.38%)
China Merchants Holdings International Co., Ltd. (China)	443,175	1,380,919
Kuehne & Nagel International AG (Switzerland)	543,469	72,315,451
Wesco Aircraft Holdings, Inc. *	383,940	7,663,443
		81,359,813
	TOTAL INDUSTRIALS	299,590,139
INFORMATION TECHNOLOGY – (14.30%)
Semiconductors & Semiconductor Equipment – (2.18%)
Texas Instruments Inc.	2,685,790	128,353,904
Software & Services – (11.67%)
Activision Blizzard, Inc.	2,463,000	54,924,900
ASAC II L.P., Private Placement *(b)	69,800,000	103,450,580
Google Inc., Class A *	313,640	183,372,763
Google Inc., Class C *	313,640	180,427,683
Microsoft Corp.	1,356,000	56,545,200
Oracle Corp.	1,164,840	47,210,965
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	354,260	32,606,090
SouFun Holdings Ltd., Class A, ADR (China)	2,055,000	20,118,450
Twitter, Inc. *	194,630	7,973,991
		686,630,622
Technology Hardware & Equipment – (0.45%)
Hewlett-Packard Co.	790,280	26,616,630
	TOTAL INFORMATION TECHNOLOGY	841,601,156
MATERIALS – (6.79%)
Air Products and Chemicals, Inc.	876,300	112,709,706
Ecolab Inc.	696,100	77,503,774
Emerald Plantation Holdings Ltd. (China)*	2,338,784	409,287
Holcim Ltd. (Switzerland)	56,840	4,996,254
Lafarge S.A. (France)(c)	1,252,220	108,709,774
Martin Marietta Materials, Inc.	122,620	16,191,971
Monsanto Co.	378,810	47,252,760
Praxair, Inc.	240,200	31,908,168
	TOTAL MATERIALS	399,681,694
TOTAL COMMON STOCK – (Identified cost $2,978,093,730)		5,832,972,780
CORPORATE BONDS – (0.03%)
MATERIALS – (0.03%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%/8.00%, 01/30/20 (China)(d)	$2,167,655	1,712,448
TOTAL CORPORATE BONDS – (Identified cost $1,473,736)		1,712,448

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2014 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (2.31%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.12%, 07/01/14, dated 06/30/14, repurchase value of $64,775,216 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 07/03/14-06/01/44, total market value $66,070,500)	$64,775,000	$64,775,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.11%, 07/01/14, dated 06/30/14, repurchase value of $60,098,184 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-7.50%, 10/15/17-06/20/44, total market value $61,299,960)	60,098,000	60,098,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.15%, 07/01/14, dated 06/30/14, repurchase value of $11,268,047 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.929%, 03/01/21-06/01/44, total market value $11,493,360)	11,268,000	11,268,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $136,141,000)	136,141,000
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.77%)
MONEY MARKET FUNDS – (0.77%)
	State Street Navigator Securities Lending Prime Portfolio	45,189,475	45,189,475
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - (Identified cost $45,189,475)	45,189,475
	Total Investments – (102.24%) – (Identified cost $3,160,897,941) – (e)		6,016,015,703
	Liabilities Less Other Assets – (2.24%)		(132,021,722)
		Net Assets – (100.00%)	$5,883,993,981

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $14,953,427 or 0.25% of the Fund's net assets as of June 30, 2014.

(b)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(c)	Security is partially on loan – See Note 6 of the Notes to Financial Statements.

(d)
Represents a PIK Toggle Note: PIK (Pay-In-Kind) toggle notes pay interest in cash at one rate or, at the company's option, pay interest in additional PIK toggle notes. The interest paid in additional notes is set at a higher rate than the cash interest rate.

(e)	Aggregate cost for federal income tax purposes is $3,160,642,987. At June 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$2,880,727,145
	Unrealized depreciation		(25,354,429)
		Net unrealized appreciation	$2,855,372,716

See Notes to Financial Statements

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	June 30, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.79%)
CONSUMER DISCRETIONARY – (20.74%)
Consumer Durables & Apparel – (7.56%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	45,780	$4,803,596
Hunter Douglas N.V. (Netherlands)	28,812	1,380,830
		6,184,426
Media – (3.57%)
Grupo Televisa S.A.B., ADR (Mexico)	84,950	2,914,635
Retailing – (9.61%)
Ctrip.com International, Ltd., ADR (China)*	50,330	3,223,133
JD.com Inc., Class A, ADR (China)*	29,700	846,747
Jumei International Holding Ltd., Class A, ADR (China)*	6,700	182,240
Vipshop Holdings Ltd., ADS (China)*	19,220	3,608,363
		7,860,483
	TOTAL CONSUMER DISCRETIONARY	16,959,544
CONSUMER STAPLES – (17.21%)
Food & Staples Retailing – (0.79%)
Brasil Pharma S.A. (Brazil)*	386,080	644,777
Food, Beverage & Tobacco – (16.42%)
Diageo PLC (United Kingdom)	100,507	3,209,663
Heineken Holding N.V. (Netherlands)	63,235	4,157,509
Lindt & Spruengli AG - Participation Certificate (Switzerland)	835	4,250,327
Nestle S.A. (Switzerland)	23,370	1,810,463
		13,427,962
	TOTAL CONSUMER STAPLES	14,072,739
ENERGY – (3.58%)
Canadian Natural Resources Ltd. (Canada)	63,800	2,929,058
	TOTAL ENERGY	2,929,058
FINANCIALS – (5.81%)
Diversified Financials – (5.81%)
Capital Markets – (1.04%)
CETIP S.A. - Mercados Organizados (Brazil)	59,690	849,627
Diversified Financial Services – (4.77%)
BM&FBOVESPA S.A. (Brazil)	304,900	1,599,362
Groupe Bruxelles Lambert S.A. (Belgium)	14,910	1,549,391
Pargesa Holding S.A., Bearer Shares (Switzerland)	8,380	752,669
		3,901,422
		4,751,049
	TOTAL FINANCIALS	4,751,049
HEALTH CARE – (13.93%)
Health Care Equipment & Services – (7.61%)
Diagnosticos da America S.A. (Brazil)	222,450	1,412,525
Essilor International S.A. (France)	23,820	2,526,166
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	470,300	458,139
Sinopharm Group Co. - H (China)	658,390	1,826,407
		6,223,237

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	June 30, 2014 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (6.32%)
Roche Holding AG - Genusschein (Switzerland)	10,000	$2,982,634
Sinovac Biotech Ltd. (China)*	176,360	994,671
Valeant Pharmaceuticals International, Inc. (Canada)*	9,410	1,186,789
		5,164,094
	TOTAL HEALTH CARE	11,387,331
INDUSTRIALS – (19.64%)
Capital Goods – (11.18%)
Assa Abloy AB, Class B (Sweden)	14,670	746,503
Brenntag AG (Germany)	4,880	872,025
Schindler Holding AG - Participation Certificate (Switzerland)	17,120	2,602,364
Schneider Electric SE (France)	52,270	4,920,666
		9,141,558
Commercial & Professional Services – (3.78%)
Experian PLC (United Kingdom)	182,615	3,087,769
Transportation – (4.68%)
Kuehne & Nagel International AG (Switzerland)	28,750	3,825,553
	TOTAL INDUSTRIALS	16,054,880
INFORMATION TECHNOLOGY – (12.42%)
Software & Services – (12.42%)
58.com Inc., Class A, ADR (China)*	3,740	202,184
NetEase, Inc., ADR (China)	34,730	2,721,443
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	26,450	2,434,458
SouFun Holdings Ltd., Class A, ADR (China)	265,120	2,595,525
Youku Tudou Inc., ADR (China)*	92,400	2,204,664
		10,158,274
	TOTAL INFORMATION TECHNOLOGY	10,158,274
MATERIALS – (4.46%)
Holcim Ltd. (Switzerland)	290	25,491
Lafarge S.A. (France)	41,730	3,622,733
	TOTAL MATERIALS	3,648,224
TOTAL COMMON STOCK – (Identified cost $62,653,993)		79,961,099
SHORT-TERM INVESTMENTS – (1.86%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.12%, 07/01/14, dated 06/30/14, repurchase value of $724,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.00%, 07/03/14-06/01/44, total market value $738,480)	$724,000	724,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.11%, 07/01/14, dated 06/30/14, repurchase value of $671,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-7.00%, 05/15/24-06/20/44, total market value $684,420)	671,000	671,000

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	June 30, 2014 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.15%, 07/01/14, dated 06/30/14, repurchase value of $126,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.359%-4.00%, 11/01/25-06/01/44, total market value $128,520)	$126,000	$126,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,521,000)		1,521,000
		Total Investments – (99.65%) – (Identified cost $64,174,993) – (a)	81,482,099
		Other Assets Less Liabilities – (0.35%)	287,490
		Net Assets – (100.00%)	$81,769,589

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $65,280,477. At June 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$18,403,101
		Unrealized depreciation	(2,201,479)
		Net unrealized appreciation	$16,201,622

See Notes to Financial Statements

SELECTED FUNDS	Statements of Assets and Liabilities
At June 30, 2014 (Unaudited)

	Selected American Shares	Selected International Fund
ASSETS:
Investments in * (see accompanying Schedules of Investments):
Securities at value	$5,970,826,228	$81,482,099
Collateral for securities loaned (Note 6)	45,189,475	–
Cash	182,161	1,341
Cash - foreign currencies**	–	997,505
Receivables:
Capital stock sold	883,722	12,654
Dividends and interest	4,879,916	332,193
Investment securities sold	7,863,287	8,779
Prepaid expenses	64,623	995
Total assets	6,029,889,412	82,835,566
LIABILITIES:
Return of collateral for securities loaned (Note 6)	45,189,475	–
Payables:
Capital stock redeemed	89,139,027	566
Investment securities purchased	7,666,705	998,363
Accrued distribution service fees	427,680	2,776
Accrued investment advisory fee	2,817,171	39,372
Other accrued expenses	655,373	24,900
Total liabilities	145,895,431	1,065,977
NET ASSETS	$5,883,993,981	$81,769,589
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$138,973,996	$1,680,949
Additional paid-in capital	2,240,768,367	69,141,793
Undistributed net investment income (loss)	24,552,459	(152,868)
Accumulated net realized gains (losses) from investments and foreign currency transactions	624,455,799	(6,207,067)
Net unrealized appreciation on investments and foreign currency transactions	2,855,243,360	17,306,782
Net Assets	$5,883,993,981	$81,769,589

*Including:
Cost of investments	$3,115,708,466	$64,174,993
Cost of collateral for securities loaned	45,189,475	–
Market value of securities on loan	42,945,405	–

**Cost of cash - foreign currencies	–	996,601

SELECTED FUNDS	Statements of Assets and Liabilities – (Continued)
At June 30, 2014 (Unaudited)

	Selected American Shares	Selected International Fund
CLASS S SHARES:
Net assets	$1,937,293,060	$11,164,543
Shares outstanding	36,630,285	923,849
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$52.89	$12.08

CLASS D SHARES:
Net assets	$3,946,700,921	$70,605,046
Shares outstanding	74,548,912	5,799,948
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$52.94	$12.17

See Notes to Financial Statements

SELECTED FUNDS	Statements of Operations
For the six months ended June 30, 2014 (Unaudited)

	Selected American Shares	Selected International Fund
INVESTMENT INCOME:
Income:
Dividends*	$46,406,304	$935,340
Interest	139,133	547
Net securities lending fees	429,576	4,257
Total income	46,975,013	940,144

Expenses:
Investment advisory fees (Note 3)	15,744,432	211,854
Custodian fees	391,068	36,345
Transfer agent fees:
Class S	1,109,687	19,989
Class D	510,372	16,890
Audit fees	30,600	11,100
Legal fees	45,979	5,599
Reports to shareholders	129,966	3,701
Directors' fees and expenses	285,557	7,037
Registration and filing fees	32,019	18,293
Miscellaneous	125,966	6,947
Payments under distribution plan (Note 3):
Class S	2,445,030	13,431
Total expenses	20,850,676	351,186
Reimbursement of expenses by Adviser (Note 3)	–	(5,770)
Net expenses	20,850,676	345,416
Net investment income	26,124,337	594,728

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	558,591,930	2,480,189
Foreign currency transactions	(125,456)	15,719
Net realized gain	558,466,474	2,495,908
Net increase (decrease) in unrealized appreciation	(283,521,523)	2,958,097
Net realized and unrealized gain on investments and foreign currency transactions	274,944,951	5,454,005
Net increase in net assets resulting from operations	$301,069,288	$6,048,733

*Net of foreign taxes withheld as follows	$1,298,576	$118,209

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the six months ended June 30, 2014 (Unaudited)

	Selected American Shares	Selected International Fund

OPERATIONS:
Net investment income	$26,124,337	$594,728
Net realized gain from investments and foreign currency transactions	558,466,474	2,495,908
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(283,521,523)	2,958,097
Net increase in net assets resulting from operations	301,069,288	6,048,733

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class S	(226,222,242)	(579,232)
Class D	(203,554,420)	(226,848)
Total increase (decrease) in net assets	(128,707,374)	5,242,653

NET ASSETS:
Beginning of period	6,012,701,355	76,526,936
End of period*	$5,883,993,981	$81,769,589

*Including undistributed net investment income (loss) of	$24,552,459	$(152,868)

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the year ended December 31, 2013

	Selected American Shares	Selected International Fund

OPERATIONS:
Net investment income	$40,328,567	$613,565
Net realized gain (loss) from investments and foreign currency transactions	519,778,090	(247,583)
Net increase in unrealized appreciation on investments and foreign currency transactions	1,083,377,679	14,039,856
Net increase in net assets resulting from operations	1,643,484,336	14,405,838

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(11,144,587)	(40,162)
Class D	(32,674,449)	(574,330)

Realized gains from investment transactions:
Class S	(183,738,429)	–
Class D	(340,221,360)	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class S	(264,744,832)	(1,451,025)
Class D	(118,782,650)	(2,654,836)
Total increase in net assets	692,178,029	9,685,485

NET ASSETS:
Beginning of year	5,320,523,326	66,841,451
End of year*	$6,012,701,355	$76,526,936

*Including overdistributed net investment income of	$(1,571,878)	$(747,596)

See Notes to Financial Statements

SELECTED FUNDS	Notes to Financial Statements
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds ("Funds") consist of Selected American Shares, Inc. (a Maryland corporation) ("Selected American Shares") and Selected International Fund, Inc. (a Maryland corporation) ("Selected International Fund"). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies.

Selected American Shares' investment objective is to achieve both capital growth and income. The Fund principally invests in common stocks issued by large companies with market capitalizations of at least $10 billion.

Selected International Fund was formerly known as Selected Special Shares. Effective May 1, 2011, Selected International Fund modified its investment strategy to invest principally in common stocks issued by foreign companies, including companies in developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization and maintains its investment objective to achieve capital growth.

An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the Funds' investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. Each Fund's return and net asset value will fluctuate.

Class S and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class' distribution arrangement), liquidation, and distributions. Selected International Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging into Selected American Shares) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, pricing partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

            Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of June 30, 2014 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$746,764,535	$16,959,544
Consumer Staples	598,885,074	14,072,739
Energy	427,004,361	2,929,058
Financials	2,005,640,828	4,751,049
Health Care	513,804,993	11,387,331
Industrials	299,590,139	16,054,880
Information Technology	738,150,576	10,158,274
Materials	399,272,407	3,648,224
Total Level 1	5,729,112,913	79,961,099

Level 2 – Other Significant Observable Inputs:
Equity securities:
Materials	409,287	–
Corporate debt securities	1,712,448	–
Short-term securities	136,141,000	1,521,000
Investment of cash collateral for securities loaned	45,189,475	–
Total Level 2	183,452,210	1,521,000

Level 3 – Significant Unobservable Inputs:
Equity securities:
Information Technology	103,450,580	–
Total Level 3	103,450,580	–
Total Investments	$6,016,015,703	$81,482,099

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2014.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2014:

Selected American Shares
Investment Securities:
Beginning balance	$78,713,460
Increase in unrealized appreciation	24,737,120
Ending balance	$103,450,580

Increase in unrealized appreciation during the period on Level 3 securities still held at June 30, 2014 and included in the change in net assets for the period	$24,737,120

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table for Selected American Shares

	Fair Value at	Valuation	Unobservable
Investments at Value	June 30, 2014	Technique	Input	Amount
Equity securities	$103,450,580	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	13.10%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund's investment. An increase in the discount rate would result in a decrease in the fair value of the investment.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is required in the Funds' financial statements related to these tax positions. The Funds' federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

Capital losses will be carried forward to future years if not offset by gains. At December 31, 2013, Selected International Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards (No expiration)

Short-term	$469,000
Long-term	7,992,000
Total	$8,461,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, equalization accounting for tax purposes, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds' organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Selected Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2014 were as follows:

	Selected American Shares	Selected International Fund
Cost of purchases	$767,098,243	$20,365,810
Proceeds from sales	1,158,773,472	22,076,562

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for Selected American Shares is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. Advisory fees paid during the six months ended June 30, 2014 approximated 0.54% of average net assets for Selected American Shares. The fixed annual rate for Selected International Fund is 0.55% of the average net assets. The Adviser is contractually committed to reimburse Selected International Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.30% for Class S shares. During the six months ended June 30, 2014, such reimbursements amounted to $5,770 for Class S shares.

Transfer Agent and Accounting Fees - Boston Financial Data Services, Inc. ("BFDS") is the Funds' primary transfer agent.  The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser during the six months ended June 30, 2014 was $101,820 and $7,256 for Selected American Shares and Selected International Fund, respectively. State Street Bank and Trust Company ("State Street Bank") is the Funds' primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds' custodian.

Distribution Service Fees - For services under the distribution agreement, the Funds' Class S shares pay an annual fee of 0.25% of average daily net assets. During the six months ended June 30, 2014, Selected American Shares and Selected International Fund incurred distribution service fees totaling $2,445,030 and $13,431, respectively.

There are no distribution service fees for the Funds' Class D shares.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2014, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) and 50 million shares of capital stock of Selected International Fund ($0.25 par value per share) authorized.  Transactions in capital stock were as follows:

	Six months ended June 30, 2014 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed*	Net Decrease
Selected American Shares
Shares: Class S	986,498	–	(5,453,135)	(4,466,637)
Class D	1,342,864	–	(5,312,338)	(3,969,474)
Value: Class S	$49,602,152	$–	$(275,824,394)	$(226,222,242)
Class D	68,459,769	–	(272,014,189)	(203,554,420)

Selected International Fund
Shares: Class S	12,598	–	(63,484)	(50,886)
Class D	124,110	–	(144,646)	(20,536)
Value: Class S	$145,498	$–	$(724,730)	$(579,232)
Class D	1,469,674	–	(1,696,522)	(226,848)

* For Selected International Fund, net of redemption fees amounting to $50 for Class S.

	Year ended December 31, 2013
	Sold	Reinvestment of Distributions	Redeemed*	Net Decrease
Selected American Shares
Shares: Class S	3,307,513	4,070,050	(13,011,622)	(5,634,059)
Class D	3,323,984	6,984,063	(12,674,529)	(2,366,482)
Value: Class S	$155,135,970	$190,035,718	$(609,916,520)	$(264,744,832)
Class D	155,326,697	324,741,068	(598,850,415)	(118,782,650)

Selected International Fund
Shares: Class S	18,664	3,608	(168,547)	(146,275)
Class D	115,531	32,047	(414,365)	(266,787)
Value: Class S	$187,687	$39,221	$(1,677,933)	$(1,451,025)
Class D	1,197,518	349,953	(4,202,307)	(2,654,836)

* For Selected International Fund, net of redemption fees amounting to $7 for Class S.

NOTE 5 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Funds had no borrowings during the six months ended June 30, 2014.

NOTE 6 - SECURITIES LOANED

The Funds have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2014, the Funds had on loan:

Selected American Shares
Securities valued at	$42,945,405
Cash received as loan collateral	45,189,475

The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2014 (Unaudited)

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities in Selected American Shares amounted to $103,450,580 or 1.76% of the Fund's net assets as of June 30, 2014.  Information regarding restricted securities is as follows:

Fund	Security	Acquisition Date	Units	Cost per Unit	Valuation per Unit as of June 30, 2014

Selected American Shares	ASAC II L.P., Private Placement	10/10/13	69,800,000	$1.00	$1.4821

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Six months ended June 30, 2014[e]	$50.29	$0.17	$2.43	$2.60
Year ended December 31, 2013	$41.71	$0.23	$13.11	$13.34
Year ended December 31, 2012	$39.47	$0.54	$4.55	$5.09
Year ended December 31, 2011	$41.44	$0.34	$(2.14)	$(1.80)
Year ended December 31, 2010	$37.28	$0.30	$4.35	$4.65
Year ended December 31, 2009	$28.54	$0.27	$8.76	$9.03
Selected American Shares Class D:
Six months ended June 30, 2014[e]	$50.26	$0.25	$2.43	$2.68
Year ended December 31, 2013	$41.68	$0.39	$13.11	$13.50
Year ended December 31, 2012	$39.44	$0.70	$4.54	$5.24
Year ended December 31, 2011	$41.41	$0.47	$(2.14)	$(1.67)
Year ended December 31, 2010	$37.25	$0.43	$4.35	$4.78
Year ended December 31, 2009	$28.50	$0.36	$8.77	$9.13
Selected International Fund Class S:
Six months ended June 30, 2014[e]	$11.21	$0.06	$0.81	$0.87
Year ended December 31, 2013	$9.24	$0.04	$1.97	$2.01
Year ended December 31, 2012	$7.89	$0.03	$1.41	$1.44
Year ended December 31, 2011	$11.00	$0.03	$(2.31)	$(2.28)
Year ended December 31, 2010	$9.78	$0.09	$1.25	$1.34
Year ended December 31, 2009	$6.80	$0.03	$2.98	$3.01
Selected International Fund Class D:
Six months ended June 30, 2014[e]	$11.27	$0.09	$0.81	$0.90
Year ended December 31, 2013	$9.28	$0.10	$1.99	$2.09
Year ended December 31, 2012	$7.93	$0.09	$1.41	$1.50
Year ended December 31, 2011	$11.02	$0.08	$(2.32)	$(2.24)
Year ended December 31, 2010	$9.79	$0.14	$1.25	$1.39
Year ended December 31, 2009	$6.81	$0.07	$2.98	$3.05

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[e]	Unaudited.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss)Ratio	Portfolio Turnover[d]

$–	$–	$–	$–	$52.89	5.17%	$1,937	0.94%[f]	0.94%[f]	0.67%[f]	13%
$(0.27)	$(4.49)	$–	$(4.76)	$50.29	33.16%	$2,067	0.94%	0.94%	0.49%	12%
$(0.60)	$(2.25)	$–	$(2.85)	$41.71	12.82%	$1,949	0.95%	0.95%	1.28%	7%
$(0.17)	$–	$–	$(0.17)	$39.47	(4.35)%	$2,385	0.94%	0.94%	0.81%	11%
$(0.49)	$–	$–	$(0.49)	$41.44	12.53%	$3,549	0.93%	0.93%	0.80%	9%
$(0.29)	$–	$–	$(0.29)	$37.28	31.64%	$4,742	0.94%	0.94%	0.86%	11%

$–	$–	$–	$–	$52.94	5.33%	$3,947	0.60%[f]	0.60%[f]	1.01%[f]	13%
$(0.43)	$(4.49)	$–	$(4.92)	$50.26	33.62%	$3,946	0.61%	0.61%	0.82%	12%
$(0.75)	$(2.25)	$–	$(3.00)	$41.68	13.19%	$3,371	0.61%	0.61%	1.62%	7%
$(0.30)	$–	$–	$(0.30)	$39.44	(4.02)%	$3,517	0.61%	0.61%	1.14%	11%
$(0.62)	$–	$–	$(0.62)	$41.41	12.90%	$3,934	0.60%	0.60%	1.13%	9%
$(0.38)	$–	$–	$(0.38)	$37.25	32.06%	$3,654	0.61%	0.61%	1.19%	11%

$–	$–	$–	$–	$12.08	7.76%	$11	1.40%[f]	1.30%[f]	1.14%[f]	27%
$(0.04)	$–	$–	$(0.04)	$11.21	21.78%	$11	1.44%	1.40%	0.39%	16%
$(0.09)	$–	$–	$(0.09)	$9.24	18.29%	$10	1.52%	1.52%	0.39%	6%
$(0.16)	$(0.67)	$–	$(0.83)	$7.89	(22.49)%	$11	1.32%	1.32%	0.34%	110%[g]
$(0.12)	$–	$–	$(0.12)	$11.00	13.73%[h]	$18	1.23%	1.23%	0.92%	28%
$(0.03)	$–	$–	$(0.03)	$9.78	44.21%	$19	1.32%	1.32%	0.38%	24%

$–	$–	$–	$–	$12.17	7.99%	$71	0.83%[f]	0.83%[f]	1.61%[f]	27%
$(0.10)	$–	$–	$(0.10)	$11.27	22.56%	$66	0.83%	0.83%	0.96%	16%
$(0.15)	$–	$–	$(0.15)	$9.28	18.90%	$56	0.88%	0.88%	1.03%	6%
$(0.18)	$(0.67)	$–	$(0.85)	$7.93	(22.05)%	$51	0.81%	0.81%	0.85%	110%[g]
$(0.16)	$–	$–	$(0.16)	$11.02	14.30%[h]	$73	0.76%	0.76%	1.39%	28%
$(0.07)	$–	$–	$(0.07)	$9.79	44.72%	$67	0.84%	0.84%	0.86%	24%

[f]	Annualized.

[g]
As a result of the change in investment strategy on May 1, 2011, from investing primarily in domestic equity securities to investing primarily in foreign equity securities, portfolio turnover was unusually high.

[h]
Selected International Fund made a favorable investment in an initial public offering (IPO), which had a material impact on the investment performance, adding approximately 2% to the Fund's total return in 2010. The IPO was purchased with the intent to benefit from long-term growth of the underlying company and the rapid appreciation was an unusual occurrence. Such performance may not continue in the future.

See Notes to Financial Statements

SELECTED FUNDS	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Selected Funds oversees the management of each Selected Fund and, as required by law, determines annually whether to approve the continuance of each Selected Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a board meeting held in April 2014 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Selected American Shares and Selected International Fund and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results, as well as the shareholder's behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors (and its affiliates) and members of the Davis family are some of the largest shareholders in the Selected Funds. The Independent Directors concluded that this investment tends to align Davis Advisors' and the Davis family's interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale, which have lowered fees and expenses for Selected Funds' shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Selected Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Selected Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

SELECTED FUNDS	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after-tax results over the long-term; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules, and review of breakpoints, if applicable.

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds' net assets increase, and whether the fee schedule reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Selected Funds with those paid by Davis Selected Advisers' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax and accounting issues which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense.

Selected American Shares

The Independent Directors noted that Selected American Shares' Class S shares had under-performed its benchmark, the Standard & Poor's 500® Index, over the three-, five-, and ten-year time periods and out-performed over the one-year time period, all ended March 31, 2014. The Lipper Report (prepared by an independent service provider) indicated that the Fund's Class S shares out-performed the Lipper Performance Universe and the Lipper Index over the one-year time period; and under-performed in the two-, three-, four-, and five-year time periods, all ended December 31, 2013. The Fund's Class S shares matched the Lipper Index over the ten-year time period ended December 31, 2013. The Fund's Class S shares out-performed the Standard & Poor's 500® Index in 10 of the 16 rolling five-year time frames and the performance universe in 11 of the 16 rolling five-year time frames ended December 31 for each year from 1998 through 2013. The Fund's Class S shares out-performed the Index and the performance universe in 9 of the 11 rolling ten-year time frames ended December 31 for each year from 2003 through 2013.

The Independent Directors considered Selected American Shares' management fee and total expense ratio. The management fee was both reasonable and below the median of its expense peer group as determined by Lipper. The Fund's Class S shares total expense ratio was higher than that of the expense group average due to a 25 basis point 12b-1 fee versus an average of 14.5 basis points for the peers; otherwise the total expenses were lower. The Directors noted that Class D shares do not pay any 12b-1 fees.

SELECTED FUNDS	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Selected International Fund

Davis Advisors began managing Selected Special Shares on a daily basis in May 2001. On May 1, 2011 the Fund changed its name from Selected Special Shares to Selected International Fund and changed its investment strategy from investing primarily in domestic equity securities to investing primarily in foreign equity securities. This change limited the relevance of long-term comparisons against the Fund's benchmark, the MSCI All Country World ex USA Index ("MSCI ACWI® ex USA").

The Independent Directors noted that Selected International Fund's Class S shares had out-performed its benchmark, the MSCI ACWI® ex USA, over the one-year time period and under-performed the Index over the three-, five-, and ten-year time periods, all ended March 31, 2014. The Lipper Report (prepared by an independent service provider) indicated that the Fund out-performed the Lipper Performance Universe and the Lipper Index over the one- and two-year time periods; and under-performed both the Lipper Performance Universe and Lipper Index over the three-, four-, five-, and ten-year time periods, all ended December 31, 2013. The Fund's Class S shares out-performed the MSCI ACWI® ex USA in 8 of the 16 rolling five-year time frames and the performance universe in 6 of the 16 rolling five-year time frames ended December 31 for each year from 1998 through 2013. The Fund out-performed the MSCI ACWI® ex USA and the performance universe in 4 of the 11 rolling ten-year time frames ended December 31 for each year from 2003 through 2013.

The Independent Directors considered Selected International Fund's management fee and total expense ratio. The management fee was both reasonable and below the median of its expense peer group as determined by Lipper. The Fund's Class S shares total expense ratio was higher than that of the expense group average due to a 25 basis point 12b-1 fee versus an average of 16.2 basis points for the peers; otherwise the total expenses were lower. The Directors noted that Class D shares do not pay any 12b-1 fees.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Selected American Shares and Selected International Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Selected American Shares and Selected International Fund are reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

SELECTED FUNDS	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us.  We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction.  In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent.  We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services.  We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.  We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Funds' records.  The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.  If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Selected Funds by phone at 1-800-243-1575.  Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

SELECTED FUNDS	Directors and Officers

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756.  Each Director serves until retirement, resignation, death, or removal.  Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 75.

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

William P. Barr (05/23/50)	Director	Director since 1994	Retired; Of Counsel to Kirkland & Ellis LLP (law firm) until July 2009; Executive Vice President and General Counsel, Verizon (telecommunications company) from 1994 through 2008.	2	Director, Time Warner, Inc. (media and entertainment company); Director, Dominion Resources (energy company).

Francisco L. Borges (11/17/51)	Director	Director since 2006	Chairman and Managing Partner, Landmark Partners, LLC (private equity firm) since March 1999.	2
Trustee, John S. and James
L. Knight Foundation;
Trustee, Connecticut Public Broadcasting Network;
Director, University of
Connecticut Health Center; Director, Assured Guaranty
Ltd.; Director, Leucadia
National Corporation
(holding company); Trustee, Millbrook School.

Katherine L. MacWilliams (01/19/56)	Director	Director since 1997	Retired; Chief Financial Officer, Caridian BCT, Inc. (medical device company) 2008- 2012.	2	None

James J. McMonagle (10/01/44)	Director/ Chairman	Director since 1990	Chairman, Selected Funds Board of Directors since 1997; of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	2	Director, Owens Corning (producer of residential and commercial building materials).

Richard O'Brien (09/12/45)	Director	Director since 1996	Retired Corporate Economist, Hewlett- Packard Co.	2	None

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1998	President or Vice President of each Selected Fund and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	15	Director, Davis Funds (consisting of 13 portfolios).

Christopher C. Davis (07/13/65)	Director	Director since 1998	President or Vice President of each Selected Fund, Davis Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, Davis Funds (consisting of 13 portfolios); Director, Graham Holdings Co. (publishing company).

*Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

SELECTED FUNDS	Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 07/13/65, Selected Funds officer since 1998). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Selected Funds officer since 1998). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Selected Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Selected Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Selected Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Selected Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Selected Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

SELECTED FUNDS

Investment Adviser
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Custodian
State Street Bank and Trust Co.
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Selected Funds
P.O. Box 8243
Boston, Massachusetts 02266-8243

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Directors and is available without charge upon request by calling 1-800-243-1575 or on the Funds' website at www.selectedfunds.com. Quarterly Fact Sheets are available on the Funds' website at www.selectedfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Katherine MacWilliams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 4, 2014

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: September 4, 2014